FINANCIAL INSTRUMENTS - Schedule of Contractual Maturity for Non-derivative Financial Liabilities with Agreed Repayment Periods (Parenthetical) (Details) - Weighted Average	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	15.00%	21.00%
Lease liabilities | In Pesos
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	47.00%	50.00%
Lease liabilities | In Dollars
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Weighted average effective interest rate %	13.00%	13.00%